SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund
(the "Fund")

Supplement Dated July 19, 2019
to the Class F Prospectus dated January 31, 2019

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

In the Fund Summary for the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Lazard Asset Management LLC	Mark Rooney, CFA	Since 2019	Director, Portfolio Manager/Analyst
	Erik Van Der Sande, CFA	Since 2019	Director, Portfolio Manager/Analyst

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "International Equity Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Lazard Asset Management LLC: Lazard Asset Management LLC (Lazard), located at 30 Rockefeller Plaza, New York, New York 10112, serves as a Sub-Adviser to the International Equity Fund. A team of investment professionals manages the portion of the International Equity Fund's assets allocated to Lazard. The team consists of Mark Rooney, CFA, and Erik van Der Sande, CFA. Mr. Rooney is a Director and Portfolio Manager/Analyst on the International Equity Value team. Mr. Rooney began working in the investment field in 1996. Prior to joining Lazard in 2018, Mr. Rooney was a Principal and co-founder of LRV Capital. Prior to that, Mr. Rooney was a Partner at Millgate Capital where he worked as an international generalist from 2002 to 2011 in both its London and New York offices. Previously, he constructed fixed-income portfolios at Ascent/Meredith Asset Management as the Senior Trader focused on emerging markets and domestic high yield debt. Mr. Rooney has an M.B.A. with a concentration in Finance from the Samuel Curtis Johnson Graduate School of Management at Cornell University and a B.A. in Economics and Government from Connecticut College. Mr. Van Der Sande is a Director and Portfolio Manager/Analyst on the International Equity Value team. Mr. Van Der Sande began working in the investment field in 2002. Prior to joining Lazard in 2018, Mr. Van Der Sande was a Principal and co-founder of LRV Capital. Prior to that, he served as Co-Portfolio Manager and Senior Analyst at Duart Capital Management and was previously a Senior Analyst on the Special Situations desk at Carlyle Blue Wave. Mr. Van Der Sande was formerly a Partner at Millgate Capital where he worked as an international generalist from 2002 to 2007 in both its London and New York offices. Prior to Millgate Capital, Mr. Van Der Sande worked at PricewaterhouseCoopers in the Middle Market Advisory Group and was a licensed CPA in the State of North Carolina. Mr. Van Der Sande has an M.B.A. with concentrations in Finance and Economics from the Leonard N. Stern School of Business at New York University and an M.S./B.S. in Accounting from Wake Forest University. Mr. Van Der Sande has also studied Japanese language in Osaka, Japan.

There are no other changes to the Prospectus.

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SEI-F-1233 (7/19)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund
(the "Fund")

Supplement Dated July 19, 2019
to the Class I Prospectus dated January 31, 2019

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

In the Fund Summary for the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Lazard Asset Management LLC	Mark Rooney, CFA	Since 2019	Director, Portfolio Manager/Analyst
	Erik Van Der Sande, CFA	Since 2019	Director, Portfolio Manager/Analyst

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "International Equity Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Lazard Asset Management LLC: Lazard Asset Management LLC (Lazard), located at 30 Rockefeller Plaza, New York, New York 10112, serves as a Sub-Adviser to the International Equity Fund. A team of investment professionals manages the portion of the International Equity Fund's assets allocated to Lazard. The team consists of Mark Rooney, CFA, and Erik van Der Sande, CFA. Mr. Rooney is a Director and Portfolio Manager/Analyst on the International Equity Value team. Mr. Rooney began working in the investment field in 1996. Prior to joining Lazard in 2018, Mr. Rooney was a Principal and co-founder of LRV Capital. Prior to that, Mr. Rooney was a Partner at Millgate Capital where he worked as an international generalist from 2002 to 2011 in both its London and New York offices. Previously, he constructed fixed-income portfolios at Ascent/Meredith Asset Management as the Senior Trader focused on emerging markets and domestic high yield debt. Mr. Rooney has an M.B.A. with a concentration in Finance from the Samuel Curtis Johnson Graduate School of Management at Cornell University and a B.A. in Economics and Government from Connecticut College. Mr. Van Der Sande is a Director and Portfolio Manager/Analyst on the International Equity Value team. Mr. Van Der Sande began working in the investment field in 2002. Prior to joining Lazard in 2018, Mr. Van Der Sande was a Principal and co-founder of LRV Capital. Prior to that, he served as Co-Portfolio Manager and Senior Analyst at Duart Capital Management and was previously a Senior Analyst on the Special Situations desk at Carlyle Blue Wave. Mr. Van Der Sande was formerly a Partner at Millgate Capital where he worked as an international generalist from 2002 to 2007 in both its London and New York offices. Prior to Millgate Capital, Mr. Van Der Sande worked at PricewaterhouseCoopers in the Middle Market Advisory Group and was a licensed CPA in the State of North Carolina. Mr. Van Der Sande has an M.B.A. with concentrations in Finance and Economics from the Leonard N. Stern School of Business at New York University and an M.S./B.S. in Accounting from Wake Forest University. Mr. Van Der Sande has also studied Japanese language in Osaka, Japan.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1234 (7/19)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund
(the "Fund")

Supplement Dated July 19, 2019
to the Class Y Prospectus dated January 31, 2019

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

In the Fund Summary for the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Lazard Asset Management LLC	Mark Rooney, CFA	Since 2019	Director, Portfolio Manager/Analyst
	Erik Van Der Sande, CFA	Since 2019	Director, Portfolio Manager/Analyst

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "International Equity Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Lazard Asset Management LLC: Lazard Asset Management LLC (Lazard), located at 30 Rockefeller Plaza, New York, New York 10112, serves as a Sub-Adviser to the International Equity Fund. A team of investment professionals manages the portion of the International Equity Fund's assets allocated to Lazard. The team consists of Mark Rooney, CFA, and Erik van Der Sande, CFA. Mr. Rooney is a Director and Portfolio Manager/Analyst on the International Equity Value team. Mr. Rooney began working in the investment field in 1996. Prior to joining Lazard in 2018, Mr. Rooney was a Principal and co-founder of LRV Capital. Prior to that, Mr. Rooney was a Partner at Millgate Capital where he worked as an international generalist from 2002 to 2011 in both its London and New York offices. Previously, he constructed fixed-income portfolios at Ascent/Meredith Asset Management as the Senior Trader focused on emerging markets and domestic high yield debt. Mr. Rooney has an M.B.A. with a concentration in Finance from the Samuel Curtis Johnson Graduate School of Management at Cornell University and a B.A. in Economics and Government from Connecticut College. Mr. Van Der Sande is a Director and Portfolio Manager/Analyst on the International Equity Value team. Mr. Van Der Sande began working in the investment field in 2002. Prior to joining Lazard in 2018, Mr. Van Der Sande was a Principal and co-founder of LRV Capital. Prior to that, he served as Co-Portfolio Manager and Senior Analyst at Duart Capital Management and was previously a Senior Analyst on the Special Situations desk at Carlyle Blue Wave. Mr. Van Der Sande was formerly a Partner at Millgate Capital where he worked as an international generalist from 2002 to 2007 in both its London and New York offices. Prior to Millgate Capital, Mr. Van Der Sande worked at PricewaterhouseCoopers in the Middle Market Advisory Group and was a licensed CPA in the State of North Carolina. Mr. Van Der Sande has an M.B.A. with concentrations in Finance and Economics from the Leonard N. Stern School of Business at New York University and an M.S./B.S. in Accounting from Wake Forest University. Mr. Van Der Sande has also studied Japanese language in Osaka, Japan.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1235 (7/19)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund
(the "Fund")

Supplement Dated July 19, 2019
to the Statement of Additional Information ("SAI") dated January 31, 2019

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

Change in Portfolio Management of the Fund

Under the section titled "The Adviser and Sub-Advisers," under the heading titled "The Sub-Advisers," under the sub-heading titled "Lazard Asset Management LLC," the reference to "Emerging Markets Equity Fund" is hereby deleted and replaced with "International Equity and Emerging Markets Equity Funds."

In addition, under the same section, under the heading titled "Portfolio Management," under the sub-heading titled "Lazard," the paragraphs thereunder are hereby deleted and replaced with the following:

Lazard

Compensation. SIMC pays Lazard a fee based on the assets under management of the International Equity and Emerging Markets Equity Funds as set forth in an investment sub-advisory agreement between Lazard and SIMC. The following information relates to the period ended March 31, 2019.

Lazard compensates portfolio managers by a competitive salary and bonus structure, which is determined both quantitatively and qualitatively.

Salary and bonus are paid in cash, stock and restricted interests in funds managed by Lazard or its affiliates. Portfolio managers are compensated on the performance of the aggregate group of portfolios managed by the teams of which they are a member rather than for a specific fund or account. Various factors are considered in the determination of a portfolio manager's compensation. All of the portfolios managed by a portfolio manager are comprehensively evaluated to determine his or her positive and consistent performance contribution over time. Further factors include the amount of assets in the portfolios as well as qualitative aspects that reinforce Lazard's investment philosophy.

Total compensation is generally not fixed, but rather is based on the following factors: (i) leadership, teamwork and commitment, (ii) maintenance of current knowledge and opinions on companies owned in the portfolio; (iii) generation and development of new investment ideas, including the quality of security analysis and identification of appreciation catalysts; (iv) ability and willingness to develop and share ideas on a team basis; and (v) the performance results of the portfolios managed by the investment teams of which the portfolio manager is a member.

Variable bonus is based on the portfolio manager's quantitative performance as measured by his or her ability to make investment decisions that contribute to the pre-tax absolute and relative returns of the accounts managed by the teams of which the portfolio manager is a member, by comparison of each account to a predetermined benchmark (generally as set forth in the prospectus or other governing document) over the current fiscal year and the longer-term performance of such account, as well as performance of the account relative to peers. In addition, the portfolio manager's bonus can be influenced by subjective measurement of the manager's ability to help others make investment decisions.

A portion of a portfolio manager's variable bonus is awarded under a deferred compensation arrangement pursuant to which the portfolio manager may allocate certain amounts awarded among certain accounts in shares that vest in two to three years. Certain portfolio managers' bonus compensation may be tied to a fixed percentage of revenue or assets generated by the accounts managed by such portfolio management teams.

Ownership of Fund Shares. As of March 31, 2019, Lazard's portfolio managers did not beneficially own any shares of the International Equity or Emerging Markets Equity Funds.

Other Accounts. As of March 31, 2019, in addition to the International Equity and Emerging Markets Equity Funds, Lazard's portfolio managers were responsible for the day to-day management of certain other accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Mark Rooney, CFA	1		$24.9	2		$73.1	0		$0
	0		0	2	*	73.1	0		0
Erik Van Der Sande, CFA	1		$24.9	2		$73.1	0		$0
	0		0	2	*	73.1	0		0
Peter Gillespe, CFA	3		$901.6	7		$404.6	11		$3,7122.1
	0		0	0		0	2	*	2,636.7
Kevin O'Hare, CFA	3		$901.6	7		$404.6	11		$3,7122.1
	0		0	0		0	2	*	2,636.7
James Donald, CFA	13		$15,855.1	17		$7,560.9	148		$17,731.3
	1	*	3,881.8	0		0	2	*	2,024.3
John R. Reinsberg	13		$11,717.2	16		$2,567.8	86		$14,920.9
	0		0	0		0	2	*	393.1

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. Although the potential for conflicts of interest exist when an investment adviser and portfolio managers manage other accounts that invest in securities in which the International Equity and Emerging Markets Equity Funds may invest or that may pursue a strategy similar to the International Equity and Emerging Markets Equity Funds' investment strategies implemented by Lazard (collectively, "Similar Accounts"), Lazard has procedures in place that are designed to ensure that all accounts are treated fairly and that the International Equity and Emerging Markets Equity Funds are not disadvantaged, including procedures regarding trade allocations and "conflicting trades" (e.g., long and short positions in the same or similar securities). In addition, the International Equity and Emerging Markets Equity Funds are subject to different regulations than certain of the Similar Accounts, and, consequently, may not be permitted to engage in all the investment techniques or transactions, or to engage in such techniques or transactions to the same degree, as the Similar Accounts.

Potential conflicts of interest may arise because of Lazard's management of the International Equity and Emerging Markets Equity Funds and Similar Accounts, including the following:

1. Similar Accounts may have investment objectives, strategies and risks that differ from those of the International Equity or Emerging Markets Equity Funds. In addition, the International Equity and Emerging Markets Equity Funds are registered investment companies, subject to different regulations than certain of the Similar Accounts and, consequently, may not be permitted to invest in the same securities, exercise rights to exchange or convert securities or engage in all the investment techniques or transactions, or to invest, exercise or engage to the same degree, as the Similar Accounts. For these or other reasons, the portfolio managers may purchase different securities for the International Equity and Emerging Markets Equity Funds and the corresponding Similar Accounts, and the performance of securities purchased for the International Equity and Emerging Markets Equity Funds may vary from the performance of securities purchased for Similar Accounts, perhaps materially.

2. Conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Lazard may be perceived as causing accounts it manages to participate in an offering to increase Lazard's overall allocation of securities in that offering, or to increase Lazard's ability to participate in future offerings by the same underwriter or issuer. Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as Lazard may have an incentive to allocate securities that are expected to increase in value to preferred accounts. Initial public offerings, in particular, are frequently of very limited availability. A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by the other account, or when a sale in one account lowers the sale price received in a sale by a second account.

3. Portfolio managers may be perceived to have a conflict of interest because of the large number of Similar Accounts, in addition to the International Equity and Emerging Markets Equity Funds, that they are managing on behalf of Lazard. Although Lazard does not track each individual portfolio manager's time dedicated to each account, Lazard periodically reviews each portfolio manager's overall responsibilities to ensure that he or she is able to allocate the necessary time and resources to effectively manage the International Equity and Emerging Markets Equity Funds. As illustrated in the table above, most of the portfolio managers manage a significant number of Similar Accounts (10 or more) in addition to the International Equity and Emerging Markets Equity Funds.

4. Generally, Lazard and/or its portfolio managers have investments in Similar Accounts. This could be viewed as creating a potential conflict of interest, since certain of the portfolio managers do not invest in the International Equity and Emerging Markets Equity Funds.

5. The portfolio managers noted with an * in the table above manage Similar Accounts with respect to which the advisory fee is based on the performance of the account, which could give the portfolio managers and Lazard an incentive to favor such Similar Accounts over the International Equity and Emerging Markets Equity Funds.

6. Portfolio managers may place transactions on behalf of Similar Accounts that are directly or indirectly contrary to investment decisions made for the International Equity and Emerging Markets Equity Funds, which could have the potential to adversely impact the International Equity and Emerging Markets Equity Funds, depending on market conditions. In addition, if the International Equity and Emerging Markets Equity Funds' investment in an issuer is at a different level of the issuer's capital structure than an investment in the issuer by Similar Accounts, in the event of credit deterioration of the issuer, there may be a conflict of interest between the International Equity and Emerging Markets Equity Funds' and such Similar Accounts' investments in the issuer. If Lazard sells securities short, including on behalf of a Similar Account, it may be seen as harmful to the performance of the International Equity and Emerging Markets Equity Funds to the extent it invests "long" in the same or similar securities whose market values fall as a result of short-selling activities.

7. Investment decisions are made independently from those of the Similar Accounts. If, however, such Similar Accounts desire to invest in, or dispose of, the same securities as the International Equity and Emerging Markets Equity Funds, available investments or opportunities for sales will be allocated equitably to each. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the International Equity and Emerging Markets Equity Funds or the price paid or received by the International Equity and Emerging Markets Equity Funds.

8. Under Lazard's trade allocation procedures applicable to domestic and foreign initial and secondary public offerings and Rule 144A transactions (collectively herein a "Limited Offering"), Lazard will generally allocate Limited Offering shares among client accounts, including the International Equity and Emerging Markets Equity Funds, pro rata based upon the aggregate asset size (excluding leverage) of the account. Lazard may also allocate Limited Offering shares on a random basis, as selected electronically, or other basis. It is often difficult for the Investment Manager to obtain a sufficient number of Limited Offering shares to provide a full allocation to each account. Lazard's allocation procedures are designed to allocate Limited Offering securities in a fair and equitable manner.

There are no other changes to the portfolio management of the Fund.

There are no other changes to the SAI.

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SEI-F-1236 (7/19)